23. Provision for legal and administrative proceedings (Details Narrative 3) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 18,734,644	R$ 16,757,282
Tax Claim Municipal Taxes - Payment of ISS & Punitive Fine For Failure To Pay Alleged Tax [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	142,355	136,732
Tax Claim Municipal Taxes - Collection Of ISS On Imports Of Services [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	283,620	269,547
Tax Claim Municipal Taxes - Constitutionality of the Collection of the TFF By Municipal Authorities in Several Locations [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 118,114	R$ 107,519